Asset and Goodwill Impairment Testing - Additional Information (Detail) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2020 CAD ($)	Mar. 31, 2020 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2020 $ / shares	Dec. 31, 2020 $ / shares	Oct. 31, 2019 CAD ($)
Fort Hills CGU
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	$ 597	$ 647	$ 1,200	$ 1,200
Impairment loss recognised in profit or loss, after tax	438	$ 474		910
Recoverable amount net of tax	2,100		$ 2,100	3,100
Steelmaking coal CGU
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss				289
Impairment loss recognised in profit or loss, after tax				184
Recoverable amount of steelmaking coal CGU exceeding its carrying value							$ 2,100
Change in the price of dollar that would result in equalization of carrying value and fair value							5.00%
Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss				$ 31
Bottom of range | Steelmaking coal CGU
Disclosure of impairment loss and reversal of impairment loss [line items]
Useful life			14 years
Top of range | Steelmaking coal CGU
Disclosure of impairment loss and reversal of impairment loss [line items]
Useful life			50 years
Quebrada Blanca | Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Useful life			28 years
Quebrada Blanca | Projected expansion
Disclosure of impairment loss and reversal of impairment loss [line items]
Useful life			42 years
Mine Plans | Fort Hills CGU
Disclosure of impairment loss and reversal of impairment loss [line items]
Useful life			45 years	40 years
WCS Oil | Fort Hills CGU
Disclosure of impairment loss and reversal of impairment loss [line items]
Decrease in assumption					1	0.01
Amount by which recoverable amount is reduced when key assumption changes for commodity price	100		$ 100
Amount by which recoverable amount is reduced when key assumption changes for foreign exchange rate	30		$ 30
Adjustment to interest rate basis			2500.00%
Amount by which recoverable amount is reduced when key assumption changes for discount rate	$ 60		$ 60
Frontier oil sands project
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss				$ 1,100
Impairment loss recognised in profit or loss, after tax				$ 944